SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	For the years ended
	June 30,
	2015	2014

Statement of Operation Information:
Cash paid for state taxes	$7,050	$250
Interest Accrued Unpaid	$122,933	$108,251
Interest Paid (net interest income)	$249,333	$368,110
Non Cash Investing and Financing Activities:
Assets acquired with debt financing	$300,000	$26,528
Issuances of Common Stock for services	$870,000	$450,000
Property contribution subject to mortgage debt assumption	$—	$—
Assumption of equity line of credit subject to reduction of $100,000 loan payable, $31,545 of unpaid compensation in 2014	$—	$131,545
Conversion of $10,000 of strategic payables into common stock with beneficial conversion feature interest of $5,000	$20,000	$—

Conversion of $320,000 of related party loans, including $21,043 accrued interest thereon, into 213,333 shares of common stock with beneficial conversion feature interest of $106,666	$426,666	$—
Conversion of $180,000 of related party loans into 1,800 shares of preferred stock with beneficial conversion feature interest of $59,400	$239,400	$—
Conversions of $160,000 of unpaid compensation into 1,600 shares of preferred stock with beneficial conversion feature interest of $52,800	$212,800	$—
Preferred stock dividend, declared on preferred shares held through September 30, 2014, of $494,736 paid through the issuance of 329,825 shares of common stock with beneficial conversion feature interest of $164,913	$659,649	$—